income taxes - Temporary differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of temporary differences
Balance at beginning of period	$ 4,213	$ 4,352
Deferred income tax expense recognized in Net income	(72)	(167)
Deferred income tax expense recognized in other comprehensive income	48	(45)
Deferred income taxes charged directly to owners' equity and other	29	73
Balance at end of period	4,218	4,213
Property, plant, and equipment (owned) and intangible assets subject to amortization
Reconciliation of temporary differences
Balance at beginning of period	2,693	2,730
Deferred income tax expense recognized in Net income	(191)	(88)
Deferred income taxes charged directly to owners' equity and other	41	51
Balance at end of period	2,543	2,693
Intangible assets with indefinite lives
Reconciliation of temporary differences
Balance at beginning of period	2,025	1,945
Deferred income tax expense recognized in Net income	116	80
Balance at end of period	2,141	2,025
Property plant and equipment (leased), net of lease liabilities
Reconciliation of temporary differences
Balance at beginning of period	5	43
Deferred income tax expense recognized in Net income	(35)	(38)
Balance at end of period	(30)	5
Contract assets and liabilities
Reconciliation of temporary differences
Balance at beginning of period	168	126
Deferred income tax expense recognized in Net income	25	42
Balance at end of period	193	168
Net pension amounts
Reconciliation of temporary differences
Balance at beginning of period	(61)	(50)
Deferred income tax expense recognized in Net income	(18)	(13)
Deferred income tax expense recognized in other comprehensive income	6	2
Balance at end of period	(73)	(61)
Provisions not currently deductible
Reconciliation of temporary differences
Balance at beginning of period	(212)	(204)
Deferred income tax expense recognized in Net income	65	(5)
Deferred income taxes charged directly to owners' equity and other		(3)
Balance at end of period	(147)	(212)
Unused tax losses [member]
Reconciliation of temporary differences
Balance at beginning of period	(245)	(202)
Deferred income tax expense recognized in Net income	(43)	(36)
Deferred income taxes charged directly to owners' equity and other	(5)	(7)
Balance at end of period	(293)	(245)
Share-based compensation amounts and other
Reconciliation of temporary differences
Balance at beginning of period	(160)	(36)
Deferred income tax expense recognized in Net income	9	(109)
Deferred income tax expense recognized in other comprehensive income	42	(47)
Deferred income taxes charged directly to owners' equity and other	(7)	32
Balance at end of period	$ (116)	$ (160)